Leases - Leases Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of leases [Abstract]
Interest expense on lease liabilities	$ 193	$ 165
Variable lease payment expenses not included in the measurement of lease liabilities	126	133
Expenses for leases of low value assets	63	60
Expenses for short-term leases	$ 29	$ 27